Offsetting. (Tables)	12 Months Ended
Dec. 31, 2014
Offsetting [Abstract]
Offsetting Assets [Table Text Block]
Offsetting of Derivative Assets

	As of December 31, 2014			As of December 31, 2013
	Gross	Gross Amounts	Net Amounts of Assets	Gross	Gross Amounts	Net Amounts of Assets
	Amounts of	Offset in the	Presented in the	Amounts of	Offset in the	Presented in the
	Recognized	Statement of	Statement of	Recognized	Statement of	Statement of
Description	Assets	Financial Condition	Financial Condition	Assets	Financial Condition	Financial Condition

Futures and forward contracts	$624,202	$(142,271)	$481,931	$981,232	$(218,596)	$762,636
Purchased options on futures contracts	-	-	-	-	-	-
	$624,202	$(142,271)	$481,931	$981,232	$(218,596)	$762,636

Schedule of Derivative Instruments [Table Text Block]
	Derivative Assets and Collateral Held by Counterparty

	As of December 31, 2014				As of December 31, 2013

	Net Amount of	Gross Amounts Not Offset			Net Amount of	Gross Amounts Not Offset
Individual Trading Companies	Assets in the Statement of	in the Statement of Financial Condition			Assets in the Statement of	in the Statement of Financial Condition
(with derivative assets and	Financial	Financial	Cash Collateral	Net	Financial	Financial	Cash Collateral	Net
collateral held by RJO)	Condition	Instruments	Received	Amount	Condition	Instruments	Received	Amount

OASIS RCM, LLC	$-	$-	$-	$-	$-	$-	$-	$-
OASIS PGR, LLC	297,571	-	-	297,571	550,967	-	-	550,967
OASIS PAM, LLC	-	-	-	-	(22,515)	-	-	(22,515)
OASIS CIM, LLC	-	-	-	-	-	-	-
OASIS ROW, LLC	184,361	-	-	184,361	-	-	-
OASIS Bleeker, LLC	-	-	-	-	234,184	-	-	234,184
OASIS PR, LLC	-	-	-		-	-	-	-
	$481,932	$-	$-	$481,932	$762,636	$-	$-	$762,636
Derivative Liabilities and Collateral Pledged by Counterparty

	As of December 31, 2014				As of December 31, 2013

	Net Amount of	Gross Amounts Not Offset			Net Amount of	Gross Amounts Not Offset
Individual Trading Companies	Liabilities in the Statement	in the Statement of Financial Condition			Liabilities in the Statement	in the Statement of Financial Condition
(with derivative liabilities and	of Financial	Financial	Cash Deposits	Net	of Financial	Financial	Cash Deposits	Net
collateral held by RJO)	Condition	Instruments	Held by Broker	Amount	Condition	Instruments	Held by Broker	Amount

OASIS RCM, LLC	$-	$-	$-	$-	$-	$-	$-	$-
OASIS PGR, LLC	-	-	-	-	-	-	-	-
OASIS PAM, LLC	-	-	-	-	-	-	-	-
OASIS CIM, LLC	-	-	-	-	-	-	-	-
OASIS ROW, LLC	15,975	(15,975)	-	-	-	-	-	-
OASIS Bleeker, LLC	-	-	-	-	-	-	-	-
OASIS PR, LLC	-	-	-	-	-	-	-	-
	$15,975	$(15,975)	$-	$-	$-	$-	$-	$-

Offsetting Liabilities [Table Text Block]
	Offsetting of Derivative Liabilities

	As of December 31, 2014			As of December 31, 2013
			Net Amounts of			Net Amounts of
	Gross	Gross Amounts	Liabilities	Gross	Gross Amounts	Liabilities
	Amounts of	Offset in the	Presented in the	Amounts of	Offset in the	Presented in the
	Recognized	Statement of	Statement of	Recognized	Statement of	Statement of
Description	Liabilities	Financial Condition	Financial Condition	Liabilities	Financial Condition	Financial Condition

Futures and forward contracts	$142,271	$(142,271)	$-	$218,596	$(218,596)	$-
Options written on futures contracts	15,975	-	15,975	-	-	-
	$158,246	$(142,271)	$15,975	$218,596	$(218,596)	$-